Going Concern (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 6,908,522		$ (5,427,614)
Stockholders' deficiency	(6,840,082)	$ (4,605,407)	(5,388,058)	$ (4,459,223)	$ (6,313,603)	$ (4,067,265)	$ (3,375,806)
Cash used in operating activities	$ (994,557)	$ (769,583)	$ (1,087,881)	$ (235,005)